FINANCIAL INSTRUMENTS (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		6 Months Ended			12 Months Ended
	Jan. 20, 2021 $ / shares shares	Jan. 20, 2021 USD ($)	Jan. 20, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 14, 2023 ¥ / shares	Jun. 30, 2023 CNY (¥)	Apr. 03, 2023 ¥ / shares shares
IfrsStatementLineItems [Line Items]
Exercise prices of warrants | ¥ / shares										¥ 0.623		¥ 3.115
Number of warrants adjusted												316,800
Securities Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value gain loss		$ 1,427	¥ 9,246	$ 12	¥ 86	¥ 559	$ 146	¥ 1,007	¥ 7,467
Aggregate of shares	3,960,000
Common shares at a price | $ / shares	$ 1.85
Warrants exercisable shares	1,584,000
Initial exercise price | $ / shares	$ 2.35
Derivative financial liabilities fair value				$ 1,427							¥ 9,246